                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
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                         MASSACHUSETTS INVESTORS TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: December 31, 2004
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
ITEM 1. REPORTS TO STOCKHOLDERS.

MASSACHUSETTS INVESTORS TRUST                                        12/31/04

ANNUAL REPORT
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                                                           [logo] M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  9
                        ------------------------------------------------------
                        EXPENSE TABLE                                       14
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            16
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                22
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       44
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              58
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               59
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         63
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      63
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             63
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

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LETTER FROM THE CEO
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Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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PORTFOLIO COMPOSITION
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PORTFOLIO STRUCTURE

Stocks                         99.6%
Cash & Other Net Assets         0.4%

TOP TEN HOLDINGS

Johnson & Johnson                                                         3.7%
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United Technologies Corp.                                                 3.1%
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BP PLC, ADR                                                               2.8%
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Tyco International Ltd.                                                   2.5%
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Cisco Systems, Inc.                                                       2.2%
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J.P. Morgan Chase & Co. 2.2%
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Bank of  America Corp.                                                    2.0%
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Oracle Corp.                                                              2.0%
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Lockheed Martin Corp.                                                     1.9%
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TOTAL S.A., ADR                                                           1.8%
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SECTOR WEIGHTINGS

Health Care                                                              15.8%
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Financial Services                                                       15.7%
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Technology                                                               15.0%
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Industrial Goods & Services                                              12.1%
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Consumer Staples                                                          8.1%
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Energy                                                                    7.9%
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Basic Materials                                                           5.3%
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Retailing                                                                 5.0%
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Leisure                                                                   5.0%
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Utilities & Communications                                                4.5%
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Transportation                                                            2.4%
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Autos & Housing                                                           1.8%
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Special Products & Services                                               1.0%
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Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

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MANAGEMENT REVIEW
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SUMMARY OF RESULTS

For the year ended December 31, 2004, Class A shares of the Massachusetts Investors Trust (hereinafter referred to throughout this Annual Report as "the trust" or "the fund") provided a total return of 11.51% not including sales charge, outperforming the 10.87% return of its benchmark, the Standard & Poor's 500 Stock Index (S&P 500 Index). The fund's objective is to seek long- term growth of capital, with a secondary objective to seek reasonable current income. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. While the fund may invest in companies of any size, the fund generally focuses on companies with larger market capitalizations that the adviser believes has sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The adviser considers the portfolio's overall prospects for appreciation as well as income in managing the fund.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, rising short-term interest rates in the U.S., a significant decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty impacted markets. Oil prices pulled back from their record levels late in the year, and in our view, investors turned their attention to strong corporate profits and economic growth.

CONTRIBUTORS TO PERFORMANCE

During the 12-month period, the fund's best-performing sectors relative to the S&P 500 Index were health care, basic materials, and industrial goods and services. Stock selection played the major role in these sectors' relative performance, while an overweighted position in industrial goods and services also helped results.

In health care, not holding Merck and not owning Pfizer* during its period of underperformance helped results, as did our position in Johnson & Johnson. In the basic materials sector, agricultural products firm Monsanto enhanced relative returns. Monsanto's stock price rose dramatically over the period. In the industrial goods and services sector construction and mining equipment maker Caterpillar aided relative results.

In technology, holding strong performing Apple Computer and an underexposure to poor performing Intel aided relative results.

Other securities that contributed to the fund's relative returns included Wal-Mart*, and oil field services firm Halliburton Co., from the retailing and energy sectors respectively. In consumer staples, our underweighted position in Coca-Cola Co. aided results, as the stock lagged the benchmark over the period.

DETRACTORS FROM PERFORMANCE

Stock selection in leisure, financial services, and technology held back relative performance for the period. Although the leisure sector was the largest detractor from relative results, no individual leisure stocks were among the fund's top detractors. In the financial services sector, our positions in JP Morgan Chase and Merrill Lynch hurt performance. In the technology sector, Nortel Networks*, Cisco Systems and Analog Devices detracted from relative results. Avoiding strong performing wireless communication equipment maker QUALCOMM also held back results.

In the energy sector, not fully participating in the run-up of Exxon Mobil Corp* detracted from results. Owning BP, EnCana Corp., and TOTAL S.A. (which are not in the index) partially helped offset these results. The timing of the fund's position in tobacco firm Altria* also held back results. Elsewhere, Tenet Healthcare* detracted from relative performance, as it dramatically underperformed the benchmark.

The fund's cash position held back relative performance slightly. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when equity markets - as measured by the S&P 500 - rose noticeably, holding any cash hurt performance relative to our benchmark, which does not have a cash position.

    Respectfully,

/s/ T. Kevin Beatty                     /s/ John D. Laupheimer, Jr.

    T. Kevin Beatty                         John D. Laupheimer, Jr.
    Portfolio Manager                       Portfolio Manager

* Stock was not held in the portfolio at period end.

Note to Shareholders: As of December 31, 2004, the fund no longer has a primary investment policy to seek to generate gross income equal to approximately 90% of the dividend yield on the S&P 500 Index. In managing the fund, the adviser now considers the portfolio's overall prospects for appreciation as well as income in managing the fund.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

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PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                 Massachusetts           Standard &
                Investors Trust          Poor's 500
                  - Class A             Stock Index
---------------------------------------------------
12/94              $ 9,425               $10,000
12/95               13,133                13,753
12/96               16,534                16,909
12/97               21,774                22,548
12/98               26,772                28,992
12/99               28,634                35,092
12/00               28,536                31,900
12/01               23,902                28,111
12/02               18,643                21,901
12/03               22,771                28,179
12/04               25,391                31,243

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                         Class
   Share class      inception date      1-yr      3-yr      5-yr       10-yr
------------------------------------------------------------------------------
        A               7/15/24         11.51%     2.04%     -2.38%     10.42%
------------------------------------------------------------------------------
        B               9/7/93          10.76%     1.38%     -3.01%      9.66%
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        C               7/1/96          10.73%     1.39%     -3.01%      9.66%
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        I               1/2/97          11.86%     2.40%     -2.04%     10.73%
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       R1              12/31/02         11.30%     1.97%     -2.41%     10.40%
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       R2              10/31/03         11.03%     1.48%     -2.96%      9.69%
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      529A              7/31/02         11.20%     1.82%     -2.50%     10.35%
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      529B              7/31/02         10.50%     1.20%     -3.12%      9.60%
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      529C              7/31/02         10.55%     1.21%     -3.11%      9.61%
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--------------------
  Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average large-cap core fund+             7.78%     1.27%     -3.45%      9.98%
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Standard & Poor's 500
Stock Index#                            10.87%     3.58%     -2.30%     12.07%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

   Share class
------------------------------------------------------------------------------
        A                                5.10%     0.04%     -3.52%      9.77%
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        B                                6.76%     0.40%     -3.38%      9.66%
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        C                                9.73%     1.39%     -3.01%      9.66%
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      529A                               4.81%    -0.17%     -3.65%      9.70%
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      529B                               6.50%     0.21%     -3.48%      9.60%
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      529C                               9.55%     1.21%     -3.11%      9.61%
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I, R1, and R2 Class shares do not have a sales charge. Please see Notes to
Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

   Share class                          1-yr      3-yr      5-yr       10-yr
------------------------------------------------------------------------------
        A                               11.51%     6.23%    -11.32%    169.40%
------------------------------------------------------------------------------
        B                               10.76%     4.21%    -14.17%    151.52%
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        C                               10.73%     4.21%    -14.15%    151.56%
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        I                               11.86%     7.36%     -9.80%    176.99%
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       R1                               11.30%     6.03%    -11.49%    168.90%
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       R2                               11.03%     4.50%    -13.93%    152.24%
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      529A                              11.20%     5.55%    -11.89%    167.68%
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      529B                              10.50%     3.64%    -14.64%    150.16%
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      529C                              10.55%     3.68%    -14.60%    150.25%
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+ Source: Lipper Inc., an independent firm that reports mutual fund performance.

# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

S&P 500 Stock Index - a capitalization-weighted index of 500 widely held stocks, designed to measure broad U.S. equity performance.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C, R2, 529B and 529C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

From time to time, the fund may receive proceeds from a settlement of a class-action lawsuit, without which, performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.

Prices of securities react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions or disappointing earnings results.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Please see the prospectus for further information regarding these and other risk considerations.

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EXPENSE TABLE
-------------------------------------------------------------------------------

TRUST EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the trust and other trusts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other trusts.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.90%      $1,000         $1,090          $4.74
 A    --------------------------------------------------------------------------
          Hypothetical*    0.90%      $1,000         $1,020          $4.58
--------------------------------------------------------------------------------
          Actual           1.55%      $1,000         $1,087          $8.15
 B    --------------------------------------------------------------------------
          Hypothetical*    1.55%      $1,000         $1,017          $7.88
--------------------------------------------------------------------------------
          Actual           1.55%      $1,000         $1,087          $8.15
 C    --------------------------------------------------------------------------
          Hypothetical*    1.55%      $1,000         $1,017          $7.88
--------------------------------------------------------------------------------
          Actual           0.56%      $1,000         $1,093          $2.95
 I    --------------------------------------------------------------------------
          Hypothetical*    0.56%      $1,000         $1,022          $2.85
--------------------------------------------------------------------------------
          Actual           1.06%      $1,000         $1,090          $5.58
 R1   --------------------------------------------------------------------------
          Hypothetical*    1.06%      $1,000         $1,020          $5.40
--------------------------------------------------------------------------------
          Actual           1.30%      $1,000         $1,088          $6.84
 R2   --------------------------------------------------------------------------
          Hypothetical*    1.30%      $1,000         $1,018          $6.61
--------------------------------------------------------------------------------
          Actual           1.16%      $1,000         $1,089          $6.11
529A  --------------------------------------------------------------------------
          Hypothetical*    1.16%      $1,000         $1,019          $5.90
--------------------------------------------------------------------------------
          Actual           1.80%      $1,000         $1,086          $9.46
529B  --------------------------------------------------------------------------
          Hypothetical*    1.80%      $1,000         $1,016          $9.15
--------------------------------------------------------------------------------
          Actual           1.80%      $1,000         $1,085          $9.46
529C  --------------------------------------------------------------------------
          Hypothetical*    1.80%      $1,000         $1,016          $9.15
--------------------------------------------------------------------------------
* 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 99.6%
-------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES              $ VALUE
-------------------------------------------------------------------------------------------------
Aerospace - 5.0%
-------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                               2,053,000        $114,044,149
-------------------------------------------------------------------------------------------------
United Technologies Corp.                                           1,850,600         191,259,510
-------------------------------------------------------------------------------------------------
                                                                                     $305,303,659
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
-------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                             873,700         $44,322,801
-------------------------------------------------------------------------------------------------

Automotive - 0.9%
-------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                870,100         $52,858,575
-------------------------------------------------------------------------------------------------

Banks & Credit Companies - 10.7%
-------------------------------------------------------------------------------------------------
American Express Co.                                                1,771,900         $99,882,003
-------------------------------------------------------------------------------------------------
Bank of America Corp.                                               2,589,000         121,657,110
-------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                     1,514,833          72,984,654
-------------------------------------------------------------------------------------------------
Freddie Mac                                                         1,129,000          83,207,300
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                             3,352,900         130,796,629
-------------------------------------------------------------------------------------------------
Northern Trust Corp.^                                                 668,200          32,461,156
-------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                   1,738,238         108,031,492
-------------------------------------------------------------------------------------------------
                                                                                     $649,020,344
-------------------------------------------------------------------------------------------------
Biotechnology - 2.4%
-------------------------------------------------------------------------------------------------
Amgen, Inc.                                                           822,600         $52,769,790
-------------------------------------------------------------------------------------------------
Biogen Idec, Inc.^*                                                   266,600          17,758,226
-------------------------------------------------------------------------------------------------
Genzyme Corp.^*                                                     1,309,000          76,013,630
-------------------------------------------------------------------------------------------------
                                                                                     $146,541,646
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.7%
-------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                               1,020,000         $29,855,400
-------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                   1,706,658          62,105,285
-------------------------------------------------------------------------------------------------
Walt Disney Co.                                                     2,570,400          71,457,120
-------------------------------------------------------------------------------------------------
                                                                                     $163,417,805
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.3%
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                             923,200         $96,049,728
-------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                     841,649          61,659,206
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                        489,000          42,777,720
-------------------------------------------------------------------------------------------------
                                                                                     $200,486,654
-------------------------------------------------------------------------------------------------

Business Services - 1.0%
-------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                               2,271,000         $61,317,000
-------------------------------------------------------------------------------------------------

Chemicals - 4.3%
-------------------------------------------------------------------------------------------------
Dow Chemical Co.^                                                   1,908,000         $94,465,080
-------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                       1,306,700          64,093,635
-------------------------------------------------------------------------------------------------
Monsanto Co.^                                                       1,169,000          64,937,950
-------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                  551,000          37,556,160
-------------------------------------------------------------------------------------------------
                                                                                     $261,052,825
-------------------------------------------------------------------------------------------------
Computer Software - 3.7%
-------------------------------------------------------------------------------------------------
Amdocs Ltd.^*                                                       1,463,600         $38,419,500
-------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                           390,500          17,787,275
-------------------------------------------------------------------------------------------------
Oracle Corp.*                                                       8,713,900         119,554,708
-------------------------------------------------------------------------------------------------
VERITAS Software Corp.^*                                            1,679,500          47,949,725
-------------------------------------------------------------------------------------------------
                                                                                     $223,711,208
-------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.8%
-------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                 940,200         $60,548,880
-------------------------------------------------------------------------------------------------
Dell, Inc.*                                                         2,533,700         106,770,118
-------------------------------------------------------------------------------------------------
                                                                                     $167,318,998
-------------------------------------------------------------------------------------------------
Construction - 0.9%
-------------------------------------------------------------------------------------------------
Masco Corp.^                                                        1,534,100         $56,040,673
-------------------------------------------------------------------------------------------------

Consumer Goods & Services - 4.9%
-------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                               2,007,400        $102,698,584
-------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                1,816,316         100,042,685
-------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                               3,142,310          94,795,009
-------------------------------------------------------------------------------------------------
                                                                                     $297,536,278
-------------------------------------------------------------------------------------------------
Electrical Equipment - 4.1%
-------------------------------------------------------------------------------------------------
General Electric Co.                                                2,576,094         $94,027,431
-------------------------------------------------------------------------------------------------
Tyco International Ltd.^                                            4,263,400         152,373,916
-------------------------------------------------------------------------------------------------
                                                                                     $246,401,347
-------------------------------------------------------------------------------------------------
Electronics - 1.4%
-------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                1,865,900         $68,889,028
-------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                         492,300          14,596,695
-------------------------------------------------------------------------------------------------
                                                                                      $83,485,723
-------------------------------------------------------------------------------------------------

Energy - Independent - 0.9%
-------------------------------------------------------------------------------------------------
EnCana Corp.                                                          686,200         $39,154,572
-------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                  244,500          17,447,520
-------------------------------------------------------------------------------------------------
                                                                                      $56,602,092
-------------------------------------------------------------------------------------------------
Energy - Integrated - 4.6%
-------------------------------------------------------------------------------------------------
BP PLC, ADR                                                         2,878,872        $168,126,125
-------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                      993,700         109,148,008
-------------------------------------------------------------------------------------------------
                                                                                     $277,274,133
-------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
-------------------------------------------------------------------------------------------------
CVS Corp.^                                                          1,515,115         $68,286,233
-------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.5%
-------------------------------------------------------------------------------------------------
General Mills, Inc.                                                 1,363,300         $67,769,643
-------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                       1,645,586          85,899,589
-------------------------------------------------------------------------------------------------
                                                                                     $153,669,232
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.2%
-------------------------------------------------------------------------------------------------
Carnival Corp.^                                                     1,259,100         $72,561,933
-------------------------------------------------------------------------------------------------

General Merchandise - 1.6%
-------------------------------------------------------------------------------------------------
Target Corp.                                                        1,898,500         $98,589,105
-------------------------------------------------------------------------------------------------

Insurance - 1.7%
-------------------------------------------------------------------------------------------------
American International Group, Inc.^                                 1,122,672         $73,725,870
-------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.^                              427,100          29,602,301
-------------------------------------------------------------------------------------------------
                                                                                     $103,328,171
-------------------------------------------------------------------------------------------------
Internet - 1.9%
-------------------------------------------------------------------------------------------------
eBay, Inc.*                                                           523,600         $60,884,208
-------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                      1,410,400          53,143,872
-------------------------------------------------------------------------------------------------
                                                                                     $114,028,080
-------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
-------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                591,000         $36,452,880
-------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                     147,900          18,520,778
-------------------------------------------------------------------------------------------------
Nintendo Co. Ltd., ADR^                                               927,000          14,553,622
-------------------------------------------------------------------------------------------------
                                                                                      $69,527,280
-------------------------------------------------------------------------------------------------

Machinery & Tools - 3.0%
-------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                   1,038,000        $101,215,380
-------------------------------------------------------------------------------------------------
Eaton Corp.^                                                          765,000          55,355,400
-------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                            307,300          28,480,564
-------------------------------------------------------------------------------------------------
                                                                                     $185,051,344
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
-------------------------------------------------------------------------------------------------
HCA, Inc.^                                                          1,079,800         $43,148,808
-------------------------------------------------------------------------------------------------

Medical Equipment - 4.2%
-------------------------------------------------------------------------------------------------
Baxter International, Inc.                                          1,921,400         $66,365,156
-------------------------------------------------------------------------------------------------
Boston Scientific Corp.^*                                             675,400          24,010,470
-------------------------------------------------------------------------------------------------
Guidant Corp.                                                         833,900          60,124,190
-------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                     1,533,400          76,163,978
-------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                        284,800          31,817,744
-------------------------------------------------------------------------------------------------
                                                                                     $258,481,538
-------------------------------------------------------------------------------------------------
Oil Services - 2.4%
-------------------------------------------------------------------------------------------------
Halliburton Co.^                                                    2,085,500         $81,835,020
-------------------------------------------------------------------------------------------------
Noble Corp.*                                                        1,275,000          63,418,500
-------------------------------------------------------------------------------------------------
                                                                                     $145,253,520
-------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.1%
-------------------------------------------------------------------------------------------------
EMC Corp.^                                                          3,672,200         $54,605,614
-------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                     842,700          71,629,500
-------------------------------------------------------------------------------------------------
                                                                                     $126,235,114
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.5%
-------------------------------------------------------------------------------------------------
Abbott Laboratories                                                 2,079,000         $96,985,350
-------------------------------------------------------------------------------------------------
Eli Lilly & Co.^                                                    1,171,200          66,465,600
-------------------------------------------------------------------------------------------------
Johnson & Johnson                                                   3,575,668         226,768,865
-------------------------------------------------------------------------------------------------
Roche Holdings AG                                                     606,900          69,610,699
-------------------------------------------------------------------------------------------------
Wyeth                                                               1,351,500          57,560,385
-------------------------------------------------------------------------------------------------
                                                                                     $517,390,899
-------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
-------------------------------------------------------------------------------------------------
Praxair, Inc.                                                       1,407,000         $62,119,050
-------------------------------------------------------------------------------------------------

Specialty Stores - 2.3%
-------------------------------------------------------------------------------------------------
Gap, Inc.^                                                          2,565,800         $54,189,696
-------------------------------------------------------------------------------------------------
Tiffany & Co.^                                                        549,900          17,580,303
-------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                      2,704,500          67,964,085
-------------------------------------------------------------------------------------------------
                                                                                     $139,734,084
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.4%
-------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR^                                            3,167,774         $86,733,652
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 3.1%
-------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                6,883,011        $132,842,112
-------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                              1,779,100          56,023,859
-------------------------------------------------------------------------------------------------
                                                                                     $188,865,971
-------------------------------------------------------------------------------------------------
Telephone Services - 1.3%
-------------------------------------------------------------------------------------------------
Sprint Corp.                                                        3,156,649         $78,442,728
-------------------------------------------------------------------------------------------------

Trucking - 2.4%
-------------------------------------------------------------------------------------------------
CNF, Inc.                                                             274,400         $13,747,440
-------------------------------------------------------------------------------------------------
FedEx Corp.                                                           537,700          52,958,073
-------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                      925,600          79,101,776
-------------------------------------------------------------------------------------------------
                                                                                     $145,807,289
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.8%
-------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                              449,300         $30,435,582
-------------------------------------------------------------------------------------------------
Entergy Corp.^                                                        240,200          16,235,118
-------------------------------------------------------------------------------------------------
Exelon Corp.^                                                       1,302,000          57,379,140
-------------------------------------------------------------------------------------------------
FPL Group, Inc.^                                                       69,000           5,157,750
-------------------------------------------------------------------------------------------------
                                                                                     $109,207,590
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,207,835,460)                                     $6,059,153,382
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.3%
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
American Express Credit Corp., 2.26%, due 1/05/05,
at Amortized Cost                                                 $17,000,000         $16,995,731
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 7.5%
-------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost
and Net Asset Value                                               453,814,152        $453,814,152
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.5%
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
Goldman Sachs Repurchase Agreement, 2.23%, dated
12/31/04, due 01/03/05, total to be received $33,593,242
(secured by various U.S. Treasury and Federal Agency
obligations in a jointly traded account), at Cost                 $33,587,000         $33,587,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $5,712,232,343)                                $6,563,550,265
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (7.9)%                                              (482,387,541)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $6,081,162,724
-------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 12/31/04

ASSETS

Investments, at value, including $443,424,062 of
securities on loan (identified cost, $5,712,232,343)          $6,563,550,265
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      560,860
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    2,560,015
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  5,906,781
-----------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement               5,213,825
-----------------------------------------------------------------------------------------------------
Other assets                                                         121,516
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $6,577,913,262
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                  $1,647
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                  2,292,630
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                37,081,943
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       453,814,152
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      54,606
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      2,064,695
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                       109,905
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                     13
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                              10
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             1,330,937
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $496,750,538
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $6,081,162,724
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

Paid-in capital                                               $6,212,917,488
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies                                                       851,324,965
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                   (984,661,794)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                    1,582,065
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $6,081,162,724
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 355,656,925
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                  $3,457,549,568
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             200,340,747
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $17.26
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$17.26)                                                  $18.31
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $2,061,959,258
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             122,029,105
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $16.90
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $424,322,981
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              25,228,198
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $16.82
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $121,965,881
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               7,156,867
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $17.04
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                     $11,703,779
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 685,417
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $17.08
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                      $1,782,954
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 105,064
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $16.97
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                      $1,142,807
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  67,027
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                               $17.05
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$17.05)                                                  $18.09
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $131,547
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   7,906
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $16.64
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $603,949
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  36,594
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $16.50
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class
529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                        $94,763,083
-----------------------------------------------------------------------------------------------------
  Interest                                                           1,407,207
-----------------------------------------------------------------------------------------------------
  Other#                                                             5,213,825
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                            (1,827,953)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $99,556,162
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                   $20,663,192
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                               134,263
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       10,872,301
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            12,232,846
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            21,884,463
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             4,597,628
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                                 7,399
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                               30,566
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                2,702
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              3,221
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              1,037
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              4,828
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       2,301
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         259
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       1,207
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                  1,351
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   355,861
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                      1,194,686
-----------------------------------------------------------------------------------------------------
  Printing                                                             438,406
-----------------------------------------------------------------------------------------------------
  Postage                                                            1,238,196
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         40,443
-----------------------------------------------------------------------------------------------------
  Legal fees                                                           119,419
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        898,906
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $74,725,481
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (921,945)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (21,772)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $73,781,764
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $25,774,398
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                         $461,980,739
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (363,161)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                    $461,617,578
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                     $147,783,547
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                               (39)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                     $147,783,508
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                         $609,401,086
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $635,175,484
-----------------------------------------------------------------------------------------------------

# A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                              2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                          $25,774,398                  $28,996,551
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                          461,617,578                  608,143,623
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                           147,783,508                  688,362,898
----------------------------------------------------------  --------------              ---------------
Change in net assets from operations                          $635,175,484               $1,325,503,072
----------------------------------------------------------  --------------              ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                     $(31,713,526)                $(22,641,138)
-------------------------------------------------------------------------------------------------------
  Class B                                                         (259,607)                          --
-------------------------------------------------------------------------------------------------------
  Class I                                                       (1,851,192)                  (1,431,822)
-------------------------------------------------------------------------------------------------------
  Class R1                                                         (91,688)                      (6,301)
-------------------------------------------------------------------------------------------------------
  Class R2                                                          (8,796)                         (41)
-------------------------------------------------------------------------------------------------------
  Class 529A                                                        (8,137)                      (4,545)
-------------------------------------------------------------------------------------------------------
  Class 529B                                                           (96)                        (184)
-------------------------------------------------------------------------------------------------------
  Class 529C                                                          (786)                      (1,160)
---------------------------------------------------------  ---------------              ---------------
Total distributions declared to shareholders                  $(33,933,828)                $(24,085,191)
---------------------------------------------------------  ---------------              ---------------
Change in net assets from fund share transactions          $(1,329,507,205)             $(1,123,775,218)
---------------------------------------------------------  ---------------              ---------------
Redemption fees                                                     $7,108                          $--
---------------------------------------------------------  ---------------              ---------------
Total change in net assets                                   $(728,258,441)                $177,642,663
---------------------------------------------------------  ---------------              ---------------

NET ASSETS

At beginning of period                                      $6,809,421,165               $6,631,778,502
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $1,582,065 and $10,104,655,
respectively)                                               $6,081,162,724               $6,809,421,165
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the past 5 years (or, if shorter, the period of the trust's operation). Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the trust's independent registered public accounting firm, whose report, together with the trust's financial statements, are included in this report.

                                                                                 YEARS ENDED 12/31
                                                      -----------------------------------------------------------------------
CLASS A                                                     2004             2003            2002          2001          2000

Net asset value, beginning of period                      $15.62           $12.87          $16.58        $20.02        $20.95
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                 $0.11            $0.10           $0.09         $0.08         $0.08
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.68             2.74           (3.73)        (3.33)        (0.16)
------------------------------------------------------  --------           ------          ------        ------        ------
Total from investment operations                           $1.79            $2.84          $(3.64)       $(3.25)       $(0.08)
------------------------------------------------------  --------           ------          ------        ------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                              $(0.15)          $(0.09)         $(0.07)       $(0.05)       $(0.03)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                       --               --              --            --         (0.81)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                          --               --              --            --         (0.00)+
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and
  foreign currency transactions                               --               --              --         (0.14)        (0.01)
------------------------------------------------------  --------           ------          ------        ------        ------
Total distributions declared to shareholders              $(0.15)          $(0.09)         $(0.07)       $(0.19)       $(0.85)
------------------------------------------------------  --------           ------          ------        ------        ------
Redemption fees added to paid-in capital#                  $0.00+             $--             $--           $--           $--
------------------------------------------------------  --------           ------          ------        ------        ------
Net asset value, end of period                            $17.26           $15.62          $12.87        $16.58        $20.02
------------------------------------------------------  --------           ------          ------        ------        ------
Total return (%)(+)&                                       11.51^           22.14          (22.00)       (16.24)        (0.34)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                                 YEARS ENDED 12/31
                                                      -----------------------------------------------------------------------
CLASS A (CONTINUED)                                         2004             2003            2002          2001          2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  0.92             0.94            0.92          0.91          0.87
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.68             0.72            0.58          0.47          0.38
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            78               76              55            77            68
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                                         $3,458           $3,734          $3,589        $5,630        $7,638
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income per share and the ratios would have been:

Net investment income                                      $0.11*             $--             $--           $--           $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  0.92*              --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.68*              --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Per share amount was less than $0.01.
  & From time to time the trust may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with trust sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                 YEARS ENDED 12/31
                                                      -----------------------------------------------------------------------
CLASS B                                                     2004             2003            2002          2001          2000

Net asset value, beginning of period                      $15.26           $12.57          $16.22        $19.66        $20.69
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                          $0.00+++         $0.01          $(0.01)       $(0.03)       $(0.06)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.64             2.68           (3.64)        (3.27)        (0.15)
------------------------------------------------------  --------           ------          ------        ------        ------
Total from investment operations                           $1.64            $2.69          $(3.65)       $(3.30)       $(0.21)
------------------------------------------------------  --------           ------          ------        ------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                              $(0.00)+++          $--             $--           $--           $--
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                       --               --              --            --         (0.81)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and
  foreign currency transactions                               --               --              --         (0.14)        (0.01)
------------------------------------------------------  --------           ------          ------        ------        ------
Total distributions declared to shareholders              $(0.00)+++          $--             $--        $(0.14)       $(0.82)
------------------------------------------------------  --------           ------          ------        ------        ------
Redemption fees added to paid-in capital#                  $0.00+++           $--             $--           $--           $--
------------------------------------------------------  --------           ------          ------        ------        ------
Net asset value, end of period                            $16.90           $15.26          $12.57        $16.22        $19.66
------------------------------------------------------  --------           ------          ------        ------        ------
Total return (%)&                                          10.76^           21.40          (22.50)       (16.80)        (1.01)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                                 YEARS ENDED 12/31
                                                      -----------------------------------------------------------------------
CLASS B (CONTINUED)                                         2004             2003            2002          2001          2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  1.57             1.59            1.57          1.56          1.52
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                0.03             0.07           (0.06)        (0.18)        (0.27)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            78               76              55            77            68
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                                         $2,062           $2,435          $2,391        $3,839        $5,022
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income per share and the ratios would have been:

Net investment income                                      $0.00*+++          $--             $--           $--           $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  1.57*              --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.03*              --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
+++ Per share amount was less than $0.01.
  & From time to time the trust may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
  ^ The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with trust sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                YEARS ENDED 12/31
                                                    -------------------------------------------------------------------------
CLASS C                                                     2004             2003            2002          2001          2000

Net asset value, beginning of period                      $15.19           $12.51          $16.14        $19.57        $20.59
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                          $0.00+           $0.01          $(0.01)       $(0.03)       $(0.06)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.63             2.67           (3.62)        (3.26)        (0.14)
------------------------------------------------------  --------           ------          ------        ------        ------
Total from investment operations                           $1.63            $2.68          $(3.63)       $(3.29)       $(0.20)
------------------------------------------------------  --------           ------          ------        ------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                 $--              $--             $--           $--           $--
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                               --               --              --            --         (0.81)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                           --               --              --         (0.14)        (0.01)
------------------------------------------------------  --------           ------          ------        ------        ------
Total distributions declared to shareholders                 $--              $--             $--        $(0.14)       $(0.82)
------------------------------------------------------  --------           ------          ------        ------        ------
Redemption fees added to paid-in capital#                  $0.00+             $--             $--           $--           $--
------------------------------------------------------  --------           ------          ------        ------        ------
Net asset value, end of period                            $16.82           $15.19          $12.51        $16.14        $19.57
------------------------------------------------------  --------           ------          ------        ------        ------
Total return (%)&                                          10.73^           21.42          (22.49)       (16.82)        (0.96)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                                YEARS ENDED 12/31
                                                    -------------------------------------------------------------------------
CLASS C (CONTINUED)                                         2004             2003            2002          2001          2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  1.57             1.59            1.57          1.56          1.52
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                0.03             0.07           (0.06)        (0.18)        (0.27)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            78               76              55            77            68
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                                           $424             $529            $546          $931        $1,269
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income per share and the ratios would have been:

Net investment income                                      $0.00+*            $--             $--           $--           $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  1.57*              --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.03*              --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------
 * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.

 # Per share data are based on average shares outstanding.

## Ratios do not reflect reductions from fees paid indirectly.

 + Per share amount was less than $0.01.

 & From time to time the trust may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

 ^ The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with trust sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                YEARS ENDED 12/31
                                                    -------------------------------------------------------------------------
CLASS I                                                     2004             2003            2002          2001          2000

Net asset value, beginning of period                      $15.48           $12.82          $16.58        $20.03        $20.97
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                 $0.16            $0.15           $0.13         $0.14         $0.15
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.66             2.71           (3.70)        (3.33)        (0.16)
------------------------------------------------------  --------           ------          ------        ------        ------
Total from investment operations                           $1.82            $2.86          $(3.57)       $(3.19)       $(0.01)
------------------------------------------------------  --------           ------          ------        ------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                              $(0.26)          $(0.20)         $(0.19)       $(0.12)       $(0.11)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                               --               --              --            --         (0.81)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                          --               --              --            --         (0.00)+
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                           --               --              --         (0.14)        (0.01)
------------------------------------------------------  --------           ------          ------        ------        ------
Total distributions declared to shareholders              $(0.26)          $(0.20)         $(0.19)       $(0.26)       $(0.93)
------------------------------------------------------  --------           ------          ------        ------        ------
Redemption fees added to paid-in capital#                  $0.00+             $--             $--           $--           $--
------------------------------------------------------  --------           ------          ------        ------        ------
Net asset value, end of period                            $17.04           $15.48          $12.82        $16.58        $20.03
------------------------------------------------------  --------           ------          ------        ------        ------
Total return (%)&                                          11.86^           22.52          (21.66)       (15.99)         0.01
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                                YEARS ENDED 12/31
                                                    -------------------------------------------------------------------------
CLASS I (CONTINUED)                                         2004             2003            2002          2001          2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  0.57             0.59            0.57          0.56          0.52
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                       1.03             1.07            0.93          0.78          0.73
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            78               76              55            77            68
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                                           $122             $108            $104           $72          $199
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income per share and the ratios would have been:

Net investment income                                      $0.16*             $--             $--           $--           $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  0.57*              --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                       1.03*              --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Per share amount was less than $0.01.
  & From time to time the trust may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
  ^ The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with trust sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                               YEARS ENDED 12/31
                                                                         ------------------------------
CLASS R1                                                                       2004                2003

Net asset value, beginning of period                                         $15.54              $12.87
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                    $0.09               $0.09
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                             1.65                2.74
--------------------------------------------------------------------------  -------              ------
Total from investment operations                                              $1.74               $2.83
--------------------------------------------------------------------------  -------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                 $(0.20)             $(0.16)
--------------------------------------------------------------------------  --------              ------
Redemption fees added to paid-in capital#                                     $0.00+                $--
--------------------------------------------------------------------------  -------              ------
Net asset value, end of period                                               $17.08              $15.54
--------------------------------------------------------------------------  -------              ------
Total return (%)&                                                             11.30^              22.14
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                     1.07                1.07
-------------------------------------------------------------------------------------------------------
Net investment income                                                          0.55                0.60
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                               78                  76
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $11,704              $1,510
-------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income per share and the ratios would have been:

Net investment income                                                         $0.09*                $--
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                     1.07*                 --
-------------------------------------------------------------------------------------------------------
Net investment income                                                          0.55*                 --
-------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Per share amount was less than $0.01.
  & From time to time the trust may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
^   The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with trust sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        YEAR ENDED            PERIOD ENDED
CLASS R2                                                                 12/31/04               12/31/03*

Net asset value, beginning of period                                      $15.48                 $14.69^^
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                 $0.04                  $0.01
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                          1.65                   0.90
------------------------------------------------------------------------  ------                 ------
Total from investment operations                                           $1.69                  $0.91
------------------------------------------------------------------------  -------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $(0.20)                $(0.12)
------------------------------------------------------------------------  ------                 ------
Redemption fees added to paid-in capital#                                  $0.00+++                 $--
------------------------------------------------------------------------  ------                 ------
Net asset value, end of period                                            $16.97                 $15.48
------------------------------------------------------------------------  ------                 ------
Total return (%)&                                                          11.03^                  6.23++^^
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.31                   1.05+
-------------------------------------------------------------------------------------------------------
Net investment income                                                       0.28                   0.63+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            78                     76
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $1,783                   $174
-------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.04**                  $--
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  1.31**                   --
-------------------------------------------------------------------------------------------------------
Net investment income                                                       0.28**                   --
-------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, October 31, 2003, through December 31, 2003.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the trust may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
  ^ The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with trust sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
 ^^ The net asset value and total return previously reported as $14.72 and 6.02%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    YEARS ENDED 12/31
                                                              ------------------------------          PERIOD ENDED
CLASS 529A                                                           2004               2003           12/31/02*

Net asset value, beginning of period                               $15.46             $12.82             $13.24^^
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                          $0.07              $0.07              $0.03
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                   1.65               2.71              (0.36)
---------------------------------------------------------------  --------             ------             ------
Total from investment operations                                    $1.72              $2.78             $(0.33)
---------------------------------------------------------------  --------             ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                       $(0.13)            $(0.14)            $(0.09)
---------------------------------------------------------------  --------             ------             ------
Redemption fees added to paid-in capital#                           $0.00+++             $--                $--
---------------------------------------------------------------  --------             ------             ------
Net asset value, end of period                                     $17.05             $15.46             $12.82
---------------------------------------------------------------  --------             ------             ------
Total return (%)(+)&                                                11.20^             21.86              (2.53)++^^
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                    YEARS ENDED 12/31
                                                              ------------------------------         PERIOD ENDED
CLASS 529A (CONTINUED)                                               2004               2003          12/31/02*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                           1.17               1.18               1.17+
---------------------------------------------------------------------------------------------------------------
Net investment income                                                0.44               0.51               0.68+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     78                 76                 55
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                          $1,143               $702               $131
---------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income per share and the ratios would have been:

Net investment income                                               $0.07**              $--                $--
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                           1.17**               --                 --
---------------------------------------------------------------------------------------------------------------
Net investment income                                                0.44**               --                 --
---------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through December 31, 2002.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  & From time to time the trust may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with trust sales, as described in the Legal Proceedings and Transactions with
    Affiliates footnotes. The non-recurring accrual result in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
 ^^ The net asset value and total return previously reported as $13.38 and (3.55)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    YEARS ENDED 12/31
                                                              ------------------------------          PERIOD ENDED
CLASS 529B                                                           2004               2003           12/31/02*

Net asset value, beginning of period                               $15.07             $12.50             $12.92^^
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                           $(0.03)            $(0.02)            $(0.00)+++
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                   1.61               2.64              (0.35)
---------------------------------------------------------------  --------             ------             ------
Total from investment operations                                    $1.58              $2.62             $(0.35)
---------------------------------------------------------------  --------             ------             ------
Less distributions declared to shareholders from net
investment income                                                  $(0.01)            $(0.05)            $(0.07)
---------------------------------------------------------------  --------             ------             ------
Redemption fees added to paid-in capital#                           $0.00+++             $--                $--
---------------------------------------------------------------  --------             ------             ------
Net asset value, end of period                                     $16.64             $15.07             $12.50
---------------------------------------------------------------  --------             ------             ------
Total return (%)&                                                   10.50^             21.07              (2.75)++^^
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                    YEARS ENDED 12/31
                                                              ------------------------------          PERIOD ENDED
CLASS 529B (CONTINUED)                                               2004               2003           12/31/02*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                           1.82               1.83               1.82+
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                 (0.21)             (0.15)             (0.01)+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     78                 76                 55
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $132                $93                $37
---------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment loss per share and the ratios would have been:

Net investment loss                                                $(0.03)**             $--                $--
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                           1.82**               --                 --
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                 (0.21)**              --                 --
---------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through December 31, 2002.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the trust may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
  ^ The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with trust sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
 ^^ The net asset value and total return previously reported as $13.05 and (3.72)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    YEARS ENDED 12/31
                                                              ------------------------------          PERIOD ENDED
CLASS 529C                                                           2004               2003           12/31/02*

Net asset value, beginning of period                               $14.95             $12.44             $12.86^^
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                  $(0.03)            $(0.02)             $0.01
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                   1.60               2.63              (0.36)
---------------------------------------------------------------  ---------             ------             ------
Total from investment operations                                    $1.57              $2.61             $(0.35)
---------------------------------------------------------------  --------             ------             ------
Less distributions declared to shareholders from net
investment income                                                  $(0.02)            $(0.10)            $(0.07)
---------------------------------------------------------------  --------             ------             ------
Redemption fees added to paid-in capital#                           $0.00+++             $--                $--
---------------------------------------------------------------  --------             ------             ------
Net asset value, end of period                                     $16.50             $14.95             $12.44
---------------------------------------------------------------  --------             ------             ------
Total return (%)&                                                   10.55^             21.11              (2.78)++^^
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                    YEARS ENDED 12/31
                                                              ------------------------------           PERIOD ENDED
CLASS 529C (CONTINUED)                                               2004               2003            12/31/02*

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                           1.82               1.83               1.82+
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        (0.19)             (0.14)              0.36+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                     78                 76                 55
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $604               $343                $90
---------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment loss per share and the ratios would have been:

Net investment loss                                                $(0.03)**             $--                $--
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                           1.82**               --                 --
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                 (0.19)**              --                 --
---------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529C shares, July 31, 2002, through December 31, 2002.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the trust may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
  ^ The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with trust sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
 ^^ The net asset value and total return previously reported as $12.99 and (3.75)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Trust (the trust) was organized as a common law trust under the laws of the Commonwealth of Massachusetts in 1924 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the trust calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the trust may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the trust's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS trusts selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $81,634 of Deferred Trustees' Compensation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the trust will charge a 2% redemption fee (which is retained by the trust) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the trust will no longer charge a redemption fee. See the trust's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The trust may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the trust.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. During the year ended December 31, 2004, the trust's custodian fees were reduced by $38,447 under this arrangement. The trust has entered into a commission recapture agreement, under which certain brokers will credit the trust a portion of the commissions generated, to offset certain expenses of the trust. For the year ended December 31, 2004, the trust's miscellaneous expenses were reduced by $883,498 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, non-deductible pension expenses and wash sales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                           12/31/04          12/31/03
Distributions declared from:
  Ordinary income:                      $33,933,828       $24,085,191
-----------------------------------------------------------------------

During the year ended December 31, 2004, accumulated undistributed net investment income decreased by $363,160, accumulated net realized loss on investments decreased by $363,160 due to differences between book and tax accounting for foreign currency transactions. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $1,853,059
          ----------------------------------------------------------
          Capital loss carryforward                    (959,132,056)
          ----------------------------------------------------------
          Unrealized appreciation                       825,795,227
          ----------------------------------------------------------
          Other temporary differences                      (270,994)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, $(162,067,090) and December 31, 2010, $(797,064,966).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the trust based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class J shares closed on June 29, 2004.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the trust's average daily net assets.

The trust pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The trust has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for certain current Independent Trustees. Included in Trustees' compensation is $9,951 as a result of the change in the trust's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $14,959 for retired Independent Trustees for the year ended December 31, 2004.

This trust and certain other MFS trusts (the "trusts") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The trust can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The trust's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with trust sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the trust accrued an estimate of the amount to be received pursuant to this matter in the amount of $5,213,825, which resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain trusts for which MFS acts as investment adviser. Under an administrative services agreement between the trusts and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each trust is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended December 31, 2004, the trust paid MFS $355,861 equivalent to 0.00568% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the trust as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The trust pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $206,384 and $1,877 for the year ended December 31, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the trust, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The trust's distribution plan provides that the trust will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Distribution Fee                           0.10%           0.75%           0.75%           0.25%           0.25%
------------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%           0.25%           0.25%
------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.35%           1.00%           1.00%           0.50%           0.50%
------------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                           0.10%           0.75%           0.75%
------------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%
------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.35%           1.00%           1.00%
------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
December 31, 2004 amounted to:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Service Fee Retained by MFD             $743,200         $16,596         $13,464              $6             $27
------------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD                 $262             $16             $69
------------------------------------------------------------------------------------------------------------------

Fees incurrred under the distribution plan during the year ended December 31, 2004 were as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Effective annual Percentage
Rates                                      0.35%           1.00%           1.00%           0.50%           0.50%
------------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C
Effective Annual Percentage
Rates                                      0.35%           1.00%           1.00%
------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum Class 529A distribution fee will be implemented on such date as the Trustees of the trust may determine. Class A shares sold prior or January 2, 1991 are subject to a service fee of 0.15% per annum attributable to Class A shares.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended December 31, 2004 were as follows:

                                         CLASS A         CLASS B         CLASS C      CLASS 529B      CLASS 529C
Contingent Deferred Sales
Charges Imposed                          $86,126      $3,903,827         $31,528             $45              $5
------------------------------------------------------------------------------------------------------------------

The trust has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the trust's 529 share classes is made. The trust has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the trust based solely upon the value of the trust's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the trust's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the trust. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the trust's average daily net assets is set periodically under the supervision of the trust's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the trust's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the trust's average daily net assets. For the period July 1, 2004 through December 31, 2004, the trust was charged up to 0.0861% of its average daily net assets. Effective January 1, 2005, the trust is charged up to 0.1035% of its average daily net assets. For the year ended December 31, 2004 the trust paid MFSC a fee of $5,966,646 for shareholder services which equated to 0.0953% of the trust's average daily net assets. Shareholder service costs include out-of-pocket expenses and sub-accounting services expenses paid by MFSC on behalf of the trust and subsequently reimbursed to MFSC which amounted to $2,961,877, and other costs paid by the trust directly to unaffiliated vendors for the year ended December 31, 2004.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $4,808,824,079 and $6,118,415,653, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $5,737,762,081
          ----------------------------------------------------------
          Gross unrealized appreciation                $910,103,713
          ----------------------------------------------------------
          Gross unrealized depreciation                 (84,315,529)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)   $825,788,184
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in trust shares were as follows:

                                        Year ended 12/31/04                    Year ended 12/31/03
                                     SHARES             AMOUNT             SHARES              AMOUNT

CLASS A SHARES

Shares sold                          21,844,072        $346,398,917        515,189,711       $6,878,785,953
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions      1,449,403          23,766,744          1,185,078           16,963,902
--------------------------------------------------------------------------------------------------------------
Shares reacquired                   (61,918,700)       (984,036,481)      (556,218,050)      (7,482,424,319)
--------------------------------------------------------------------------------------------------------------
Net change                          (38,625,225)      $(613,870,820)       (39,843,261)       $(586,674,464)
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                           6,460,190         $99,905,654         11,028,449         $147,269,908
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions         13,892             229,351                 --                   --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                   (44,010,160)       (681,053,290)       (41,632,311)        (553,898,014)
--------------------------------------------------------------------------------------------------------------
Net change                          (37,536,078)      $(580,918,285)       (30,603,862)       $(406,628,106)
--------------------------------------------------------------------------------------------------------------

                                        Year ended 12/31/04                    Year ended 12/31/03
                                     SHARES             AMOUNT             SHARES              AMOUNT

CLASS C SHARES

Shares sold                           1,255,797         $19,302,826          2,511,875          $33,475,359
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions             12                 170                 --                   --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                   (10,844,423)       (166,791,196)       (11,293,510)        (150,239,704)
--------------------------------------------------------------------------------------------------------------
Net change                           (9,588,614)      $(147,488,200)        (8,781,635)       $(116,764,345)
--------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                           2,156,261         $33,705,682          1,292,377          $17,562,435
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        112,915           1,816,522             98,432            1,358,190
--------------------------------------------------------------------------------------------------------------
Shares reacquired                    (2,060,341)        (32,133,198)        (2,596,685)         (34,855,905)
--------------------------------------------------------------------------------------------------------------
Net change                              208,835          $3,389,006         (1,205,876)        $(15,935,280)
--------------------------------------------------------------------------------------------------------------

CLASS J SHARES

Shares sold                               3,346             $51,551              6,051              $81,327
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (104,967)         (2,089,766)            (6,830)             (91,051)
--------------------------------------------------------------------------------------------------------------
Net change                             (101,621)        $(2,038,215)              (779)             $(9,724)
--------------------------------------------------------------------------------------------------------------

                                        Year ended 12/31/04                    Year ended 12/31/03
                                     SHARES             AMOUNT             SHARES              AMOUNT

CLASS R1 SHARES

Shares sold                             918,872         $14,586,845            157,172           $2,145,044
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions          5,610              91,658                410                6,041
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (336,232)         (5,352,331)           (60,803)            (817,582)
--------------------------------------------------------------------------------------------------------------
Net change                              588,250          $9,326,172             96,779           $1,333,503
--------------------------------------------------------------------------------------------------------------

                                        Year ended 12/31/04                  Period ended 12/31/03**
                                     SHARES             AMOUNT             SHARES              AMOUNT

CLASS R2 SHARES

Shares sold                              94,962          $1,543,620             11,231             $170,537
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions            543               8,796                  3                   41
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,675)            (26,895)                --                   --
--------------------------------------------------------------------------------------------------------------
Net change                               93,830          $1,525,521             11,234             $170,578
--------------------------------------------------------------------------------------------------------------

                                        Year ended 12/31/04                    Year ended 12/31/03
                                     SHARES             AMOUNT             SHARES              AMOUNT

CLASS 529A SHARES

Shares sold                              22,659            $352,319             36,150             $491,100
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions            501               8,137                328                4,545
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,541)            (24,074)            (1,317)             (19,364)
--------------------------------------------------------------------------------------------------------------
Net change                               21,619            $336,382             35,161             $476,281
--------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                               2,293             $35,027              4,032              $54,745
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions              5                  96                 15                  184
--------------------------------------------------------------------------------------------------------------
Shares reacquired                          (538)             (8,291)              (867)             (12,295)
--------------------------------------------------------------------------------------------------------------
Net change                                1,760             $26,832              3,180              $42,634
--------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                              14,978            $224,318             15,652             $213,173
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions             50                 786                 90                1,160
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,391)            (20,702)               (44)                (628)
--------------------------------------------------------------------------------------------------------------
Net change                               13,637            $204,402             15,698             $213,705
--------------------------------------------------------------------------------------------------------------
 * Class J shares closed on June 29, 2004.
** For the period from the inception of Class R2, October 31, 2003, through December 31, 2003.

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the year ended December 31, 2004 was $52,664, and is included in miscellaneous expense. The trust had no significant borrowings during the year ended December 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees and the Shareholders of Massachusetts Investors Trust:

We have audited the accompanying statement of assets and liabilities of Massachusetts Investors Trust (the "Trust"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Investors Trust as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 24, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                             POSITION(s) HELD       TRUSTEE/OFFICER     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH             WITH FUND               SINCE(1)                      OTHER DIRECTORSHIPS(2)
-------------------          ----------------       ---------------     -------------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                  services company), Chairman, Trustee and Chief
                                                                        Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital, Chief of Cardiac Surgery;
(born 03/11/37)                                                         Harvard Medical School, Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                         provider), Vice Chairman/ Director (since April 2001);
                                                                        Encinitos Ventures (private investment company),
                                                                        Principal (1997 to April 2001); Lincoln Electric
                                                                        Holdings, Inc. (welding equipment manufacturer),
                                                                        Director; Southwest Gas Corporation (natural gas
                                                                        distribution company), Director

William R. Gutow              Trustee               December 1993       Private investor and real estate consultant; Capitol
(born 09/27/41)                                                         Entertainment Management Company (video franchise),
                                                                        Vice Chairman

Michael Hegarty               Trustee               December 2004       Retired; AXA Financial (financial services and
(born 12/21/44)                                                         insurance), Vice Chairman and Chief Operating Officer
                                                                        (until May 2001); The Equitable Life Assurance Society
                                                                        (insurance), President and Chief Operating Officer
                                                                        (until May 2001)

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                         Investment Banking Group (1997 to February 2001);
                                                                        Borders Group, Inc. (book and music retailer),
                                                                        Director; Federal Realty Investment Trust (real estate
                                                                        investment trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                         specialists), President; Wellfleet Investments
                                                                        (investor in health care companies), Managing General
                                                                        Partner (since 1993); Cambridge Nutraceuticals
                                                                        (professional nutritional products), Chief Executive
                                                                        Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and  December 2004       Massachusetts Financial Services Company, Chief
(born 10/20/63)               President             (Advisory           Executive Officer, President, Chief Investment
                                                    Trustee);           Officer and Director
                                                    February-December
                                                    2004 (Trustee)

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial Services Company, Senior Vice
(born 03/06/59)               and Assistant Clerk                       President and Associate General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial Services Company, Executive
(born 12/01/56)                                                         Vice President, General Counsel and Secretary (since
                                                                        April 2004); Hale and Dorr LLP (law firm), Partner
                                                                        (prior to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                         President (since April 2003); Brown Brothers Harriman &
                                                                        Co., Senior Vice President (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus Investment Management,
                                                                        Senior Vice President (prior to November 2002)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial Services Company, Assistant
(born 03/09/61)               and Assistant Clerk                       General Counsel

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial Services Company, Senior Vice
(born 08/29/58)                                                         President (since July 2002); The Bank of New York,
                                                                        Senior Vice President (September 2000 to July 2002);
                                                                        Lexington Global Asset Managers, Inc., Executive Vice
                                                                        President and Chief Financial Officer (prior to
                                                                        September 2000); Lexington Funds, Chief Financial
                                                                        Officer (prior to September 2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial Services Company, Vice
(born 11/11/64)               and Assistant Clerk                       President, Senior Counsel and Assistant Secretary
                                                                        (since June 2004); Affiliated Managers Group, Inc.,
                                                                        Chief Legal Officer/Centralized Compliance Program
                                                                        (January to April 2004); Fidelity Research & Management
                                                                        Company, Assistant General Counsel (prior to January
                                                                        2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                         President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                        Principal (since June 2004); CRA Business Strategies
                                                                        Group (consulting services), Executive Vice President
                                                                        (April 2003 to June 2004); David L. Babson & Co.
                                                                        (investment adviser), Managing Director, Chief
                                                                        Administrative Officer and Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                         President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and  December 2004       Massachusetts Financial Services Company, Chief
(born 10/20/63)               President             (Advisory           Executive Officer, President, Chief Investment
                                                    Trustee);           Officer and Director
                                                    February-December
                                                    2004 (Trustee)

Robert C. Pozen(3)            Advisory Trustee      December 2004       Massachusetts Financial Services Company, Chairman (since
(born 08/08/46)                                     (Advisory           February 2004); Harvard Law School (education), John Olin
                                                    Trustee);           Visiting Professor (since July 2002); Secretary of
                                                    February-December   Economic Affairs, The Commonwealth of Massachusetts
                                                    2004 (Trustee)      (January 2002 to December 2002); Fidelity Investments,
                                                                        Vice Chairman (June 2000 to December 2001); Fidelity
                                                                        Management & Research Company (investment adviser),
                                                                        President (March 1997 to July 2001); The Bank of New
                                                                        York (financial services), Director; Bell Canada
                                                                        Enterprises (telecommunications), Director; Medtronic,
                                                                        Inc. (medical technology), Director; Telesat (satellite
                                                                        communications), Director

Laurie J. Thomsen             Advisory Trustee      December 2004       Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                         capital), Co-founder and General Partner (until June
                                                                        2004); St. Paul Travelers Companies (commercial
                                                                        property liability insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                      CUSTODIAN
Massachusetts Financial Services Company                                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                              225 Franklin Street, Boston, MA 02110

                                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741                              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
T. Kevin Beatty
John Laupheimer, Jr.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

For the year ended December 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.

The trust hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to
8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number         Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606       8 a.m. to 8 p.m., any
                                                  business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576       9 a.m. to 5 p.m., any
                                                  business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances exchanges or        (1-800-637-8255)
stock and bond outlooks      touch-tone required  24 hours a day, 365 days a
                             year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MIT-ANN-02/05 483M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Ms. Amy B. Lane, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Ms. Lane are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the Registrant ("Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended December 31, 2004 and 2003, audit fees billed to the Fund by Deloitte were as follows:

                                                                Audit Fees
           FEES BILLED BY DELOITTE:                         2004         2003
                                                            ----         ----

                Massachusetts Investors Trust             33,000       31,300

                         TOTAL                            33,000       31,300

For the fiscal years ended December 31, 2004 and 2003, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities that relate directly to the operations and financial reporting of Fund were as follows:

                          Audit-Related Fees(1)   Tax Fees(2)  All Other Fees(3)
FEES BILLED BY DELOITTE:     2004      2003      2004     2003    2004    2003
                             ----      ----      ----     ----    ----    ----

      To Massachusetts            0         0   10,100     5,300       0     0
      Investors Trust

  To MFS and MFS Related  1,046,170   356,150   67,000    50,000  32,500     0
  Entities of
  Massachusetts
  Investors Trust*

AGGREGATE FEES FOR
NON-AUDIT SERVICES:
                               2004               2003
                               ----               ----
  To Massachusetts
  Investors               1,184,220            507,645
  Trust, MFS and MFS
  Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees."

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Funds and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: February 24, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: February 24, 2005
      -----------------

By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 24, 2005
      -----------------

* Print name and title of each signing officer under his or her signature.